14. Acquisition (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Purchase Price and Allocation of Purchase

Purchase price
Cash	$550,000
39,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	$890,716

Allocation of purchase price
Cash	$201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Intangible assets	145,000
Goodwill	162,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$890,716

(1) – the fair value of the common stock was calculated based on the closing market price of the Company’s common stock at the date of acquisition.